Annual Total Returns (Vanguard Managed Payout Fund - Investor Shares Retail) (Vanguard Managed Payout Fund, Vanguard Managed Payout Fund - Investor Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Annual Total Return
2014	5.83%
2013	15.97%
2012	11.02%
2011	0.69%
2010	13.67%
2009	23.51%